Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

	December 31, 2019		December 31, 2018
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$43,561	$43,561	$44,009	$44,009
Restricted cash	$490	$490	$2,600	$2,600
Accounts receivable	$34,235	$34,235	$25,100	$25,100
Accounts payable	$15,355	$15,355	$12,621	$12,621
Ship mortgage notes and premium	$653,614	$527,005	$663,399	$511,331
Other long-term debt, net of deferred finance costs	$519,503	$529,138	$542,438	$535,519
Due from related parties, long-term	$42,878	$42,878	$58,016	$58,016

Fair Value of Financial Instruments measured on a Non-Recurring Basis

	Fair Value Measurements at December 31, 2019 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$43,561	$43,561	$—	$—
Restricted cash	$490	$490	$—	$—
Accounts receivable	$34,235	$34,235	$—	$—
Accounts payable	$15,355	$15,355	$—	$—
Ship mortgage notes and premium	$527,005	$527,005	$—	$—
Other long-term debt(1)	$529,138	$—	$529,138	$—
Due from related parties, long-term(2)	$42,878	$—	$42,878	$—

	Fair Value Measurements at December 31, 2018 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$44,009	$44,009	$—	$—
Restricted cash	$2,600	$2,600	$—	$—
Accounts receivable	$25,100	$25,100	$—	$—
Accounts payable	$12,621	$12,621	$—	$—
Ship mortgage notes and premium	$511,331	$511,331	$—	$—
Other long-term debt(1)	$535,519	$—	$535,519	$—
Due from related parties, long-term(2)	$58,016	$—	$58,016	$—

(1)

The fair value of the Company’s other long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

(2)

The fair value of the Company’s long term amounts due from related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.